J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return Europe Equity ETF

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

Prospectus dated March 1, 2018

JPMorgan U.S. Dividend ETF

JPMorgan U.S. Minimum Volatility ETF

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

Prospectus dated November 3, 2017

(each a “Fund”)

Supplement dated March 9, 2018

to the Prospectuses as dated above

Effective immediately, the distribution policy for each Fund listed above in the third paragraph of the “Taxes on Distributions” section of such Fund’s Prospectus is revised so that going forward, the Fund will generally declare and distribute net investment income, if any, at least quarterly, instead of annually as was previously the case.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-ETF-318